Condensed Consolidated Balance Sheets - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 9,106,886	$ 9,106,886	$ 9,744,392	$ 1,007,018
Prepaid expenses	543,359	543,359	541,034	4,829
Total Current Assets	9,650,245	9,650,245	10,285,426	1,011,847
Investment in equity securities	74,779	74,779	56,105	156,805
Mineral property and royalty interests	1,295,395	1,295,395	780,395	720,395
TOTAL ASSETS	11,020,419	11,020,419	11,121,926	1,889,047
Current Liabilities
Accounts payable and accrued liabilities	808,267	808,267	846,307	844,963
Related party payables	500,000	500,000	460,000	477,031
Total Liabilities	1,308,267	1,308,267	1,306,307	1,321,994
Commitments and Contingencies (Note 4)
Stockholders’ Equity
Preferred Stock: Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding as of June 30, 2024 and December 31, 2023
Common Stock: Authorized 100,000,000 common shares, $0.0001 par, 26,055,343 and 25,240,051 issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	2,605	2,605	2,523	1,107
Additional paid-in capital	16,274,605	16,274,605	14,957,547	3,073,447
Obligation to issue shares	302,167	302,167	18,000
Accumulated deficit	(6,867,225)	(6,867,225)	(5,162,451)	(2,507,501)
Total Stockholders’ Equity	9,712,152	9,712,152	9,815,619	567,053
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	11,020,419	11,020,419	11,121,926	1,889,047
Operating expenses
Investor awareness and marketing	359,367	777,642
Consulting fees	124,166	248,646	424,201	50,726
Director and officer compensation	420,768	841,534	1,571,805	988,471
Exploration			72,523	20,758
General and administrative	22,272	38,279	463,872	114,201
Professional fees	7,250	27,715	126,277	99,249
Transfer agent and filing fees	4,559	15,274	16,747	14,521
Total operating expenses	938,382	1,949,090	2,675,425	1,287,926
Other income (expense)
Interest expense				(10,812)
Amortization of debt discount				(719,462)
Fair value gain (loss) on equity investments	(38,524)	18,674	(100,700)	241,513
Realized gain on equity investments				211,530
Foreign exchange gain (loss)	(1)	(7)	7	(978)
Interest income	111,578	225,649	121,168	10,080
Total other income (expense)	73,053	244,316	20,475	(268,129)
Net loss	$ (865,329)	$ (1,704,774)	$ (2,654,950)	$ (1,556,055)